P R O S P E C T U S - C l a s s A a n d C l a s s C S h a r e s

March 31, 2009
As supplemented May 28, 2009

High Yield Fund

The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

PAGE
Fund Facts

About the Funds	1

Risk/Return Summary	5

Fees and Expenses	6

Additional Information	7

SHAREHOLDER SERVICES

About Class A and Class C Shares	8

How to Buy, Sell, Transfer and Exchange Shares	11

How Shares are Priced	15

Dividends and Taxes	16

THE MANAGEMENT TEAM

Management of the Fund	18

Financial Highlights	18

INFORMATION ABOUT THE FUND	Back Cover

Please find the Fund’s Privacy Policy inside the back cover of this Prospectus.

HOTCHKIS AND WILEY FUNDS

Fund Facts

ABOUT THE FUND

Currently, the Hotchkis and Wiley High Yield Fund is not offering Class C shares to investors.

What is the Fund’s investment objective and main investment strategies?

The Hotchkis and Wiley High Yield Fund’s (the “Fund”) investment objective is to seek high current income combined with the opportunity for capital appreciation to maximize total return.

The Fund normally invests at least 80% of its net assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forward or derivatives such as options, futures contracts or swap agreements rated below investment grade (i.e., rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, determined by Hotchkis and Wiley Capital Management, LLC (the “Advisor”) to be of comparable quality).  The Fund may not invest more than 10% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Advisor to be of comparable quality. The Fund may also invest in investment grade fixed income instruments. The average portfolio duration of the Fund normally will vary within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of December 31, 2008 was 4.1 years. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security. The Fund also may invest up to 10% of its total assets in preferred stocks, including convertible preferreds.

Securities Selection
The Fund seeks high current income combined with the opportunity for capital appreciation to maximize total return.  The Fund’s investment objective is fundamental and may not be changed without shareholder approval.  The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates, foreign currency appreciation or improving credit fundamentals for a particular market sector or security.

In selecting securities for the Fund, the Advisor develops an outlook for credit markets, interest rates, currency exchange rates and the economy, analyzes individual credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

The Advisor attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The Advisor identifies these areas by grouping bonds into sectors such as industry, quality and structure.  The Advisor also considers relative value in other bond sectors, such as money markets, governments, corporates, mortgages, asset-backed and international. Once investment opportunities are identified, the Advisor will shift assets among sectors and individual securities, depending upon changes in relative valuations and credit spreads. There is no guarantee that the Advisor’s security selection techniques will produce the desired results.

What are the main risks of investing in the Fund?

As with any mutual fund, the value of the Fund’s investments, and therefore the value of Fund shares, may go down.  Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are described in this section. The Fund may be subject to additional risks other than those described below because the types of investments made by the Fund can change over time. The section “Description of the Funds, Their Investments and Risks” in the Statement of Additional Information (“SAI”) also includes more information about the Fund, its investments and the related risks.  If the value of the Fund’s investments goes down, you may lose money.  We cannot guarantee that the Fund will achieve its investment objective or that the Fund’s performance will be positive for any period of time.

HOTCHKIS AND WILEY FUNDS

FUND FACTS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s principal risks are listed below:

Interest Rate Risk
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Credit Risk
The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk
The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.  These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Market Risk
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

HOTCHKIS AND WILEY FUNDS

FUND FACTS
Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.  Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Derivatives Risk
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various types of derivative instruments that the Fund may use are described in detail under “Description of the Funds, Their Investments and Risks” in the SAI. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage-Related and Other Asset-Backed Risk
Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Foreign (Non-U.S.) Investment Risk
The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Market Risk
Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk
If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

HOTCHKIS AND WILEY FUNDS

FUND FACTS

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor and the portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Smaller Company Risk
The general risks associated with fixed income securities and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Portfolio Turnover
The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Percentage Investment Limitations
Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Credit Ratings and Unrated Securities
Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The SAI describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Rating restrictions are reviewed at time of purchase.  The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase or the Fund’s minimum rating requirements. The Advisor does not rely solely on credit ratings, and may develop its own analysis of issuer credit quality.  The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Temporary Defensive Investments
The Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds, money market mutual funds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing.

This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund.  As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of the Advisor and the individual portfolio manager. Please see “Description of the Funds, Their Investments and Risks” in the SAI for information about the securities and investment techniques and other strategies and techniques that may be used by the Fund.

HOTCHKIS AND WILEY FUNDS

FUND FACTS

Who should invest?

The Fund may be an appropriate investment for you if you:

•	Are seeking to achieve income from a portfolio of high yield securities.

•	Are willing to accept loss of principal and increased volatility associated with a portfolio of high yield securities.

•	Are seeking to maximize total return through investments in a portfolio of high yield securities.

•	Are willing to accept the risk that the value of your investment may decline in order to seek total return.

•	Want a professionally managed portfolio.

RISK/RETURN SUMMARY

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year.  Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.  Performance information will be available after the Fund has been in operation for one calendar year.

HOTCHKIS AND WILEY FUNDS

 FUND FACTS

FEES AND EXPENSES

The Fund offers three different classes of shares. Only Class A and Class C shares are offered through this Prospectus. Class I shares are offered through a separate prospectus.

The table shows the different fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund. Future expenses may be greater or less than those indicated below.

Fees and Expenses of the Fund	Class A	Class C(b)
Shareholder Fees (fees paid directly from your investment)(a):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%(c)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None(d)	1.00%(c)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees(e)	0.55%	0.55%
Distribution and Service (12b-1) Fees(f)	0.25%	1.00%
Other Expenses(g)	0.82%	0.82%
Total Annual Fund Operating Expenses	1.62%	2.37%
Expense Waiver/Reimbursement(e)	-0.67%	-0.67%
Net Annual Fund Operating Expenses(e)	0.95%	1.70%

(a)
Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares. See “How to Buy, Sell, Transfer and Exchange Shares.” Shareholders will be charged a fee by the Fund’s transfer agent for outgoing wire transfers, returned checks and stop payment orders.

(b)
Class C shares automatically convert to Class A shares approximately eight years after purchase and will then be subject to lower distribution and service fees. Currently, the Fund is not offering Class C shares to investors.

(c)	Some investors may qualify for reductions in or waivers of the sales charge (load).
(d)
You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year. For information regarding deferred sales charges, please see “Class A Shares” and “Reduction or Waiver of Deferred Sales Charge Applicable to Class A and Class C Shares” in the “Shareholder Services” section.

(e)
The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses through March 31, 2010 to ensure that Net Annual Fund Operating Expenses do not exceed certain limits: Class A – 0.95%, Class C – 1.70%.

(f)	If you hold Class C shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you had bought the other class.
(g)	Other Expenses are based on estimated amounts of expenses that the Fund expects to incur in its initial fiscal year.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to that particular class and that the Fund’s operating expenses remain the same except for the expense reimbursement in effect for the first year, and then you redeem all of your shares at the end of those periods. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	Expenses if you did redeem your shares		Expenses if you did not redeem your shares
	Class A	Class C	Class A	Class C
One year	$ 468	$ 273	$ 468	$ 173
Three years*	804	675	804	675

*
This expense does not reflect the continuation beyond the first year of the contractual agreement between the Advisor and the Trust for the Fund that limits expenses incurred by the Fund.  This arrangement expires on March 31, 2010 and is renewable.  Currently, the Fund is not offering Class C shares to investors.

HOTCHKIS AND WILEY FUNDS

FUND FACTS

ADDITIONAL INFORMATION

Each year the Fund will send investors an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your financial intermediary otherwise.

If you would like further information about the Fund, including how it invests, please see the SAI, which is available on the Fund’s website (www.hwcm.com).

The Fund’s complete portfolio holdings as of each month-end generally will be available on the last business day of the following month on the Fund’s website. This information will, at a minimum, remain on the Fund’s website until the Fund files its list of portfolio holdings on Form N-Q or Form N-CSR, as applicable, with the Securities and Exchange Commission for the relevant periods. A complete description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings can be found in the SAI.

HOTCHKIS AND WILEY FUNDS

Shareholder Services

ABOUT CLASS A AND CLASS C SHARES

Only Class A shares and Class C shares are offered through this Prospectus.  Class I shares are offered through a separate prospectus.  Currently, the Fund is not offering Class C shares to investors.

Each class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio as the other classes of shares of the Fund. When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares.  Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals.

The Fund’s shares are distributed by Quasar Distributors, LLC (the “Distributor”).

If you select Class A shares, you generally pay the Distributor a sales charge at the time of purchase. You may be eligible for a sales charge reduction or waiver.  The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and service fees for the sale, distribution and shareholder servicing of its shares.  If you buy Class A shares, you also pay out of Fund assets this distribution and service fee of 0.25%. Because distribution and service fees are paid out of Fund assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.  In addition, you may be subject to a deferred sales charge if you redeem an investment of $1,000,000 or more within one year.

If you select Class C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution and service fee, as described above, of 1.00%. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you redeem Class C shares within one year.

Certain financial intermediaries that make the Fund’s shares available to their customers may charge fees in addition to those described in this Prospectus for providing certain services, including: marketing, distribution or other services intended to assist in the offer and sale of Fund shares; shareholder servicing activities; and/or sub-transfer agency services provided to individual shareholders or beneficial owners where a financial intermediary maintains omnibus accounts with the Fund’s transfer agent.  The compensation is discretionary and may be available only to selected selling and servicing agents.  The Advisor, the Distributor or their affiliates may pay all or a portion of those fees out of their own resources.  The amount of fees paid to a financial intermediary in any given year will vary and may be based on one or more factors, including a fixed amount, a fixed percentage rate, a financial intermediary’s sales of Fund shares, assets in Fund shares held by the intermediary’s customers, or other factors.  In addition, consistent with applicable regulations, the Advisor, the Distributor or their affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Fund; recreational activities; gifts; and/or other non-cash items.  See the SAI for a discussion of marketing and support payments and sub-transfer agency policies.

To better understand the pricing of the Fund’s shares, we have summarized the information below:

	Class A	Class C
Availability	Generally available through selected securities dealers and other financial intermediaries.	Generally available through selected securities dealers and other financial intermediaries.
Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges available or waived for certain investments.	No. Entire purchase price is invested in shares of the Fund.
Deferred Sales Charge?	No. (May be charged for purchases over $1 million that are redeemed within one year.)	Yes. Payable if you redeem within one year of purchase.
Redemption Fee?	No.	No.
Distribution and Service Fees?	0.25%	1.00%
Conversion to A Shares?	Not applicable.	Yes. Automatically after approximately eight years.

HOTCHKIS AND WILEY FUNDS

SHAREHOLDER SERVICES

Class A Shares

If you select Class A shares, you will pay a sales charge at the time of purchase as shown in the following table. Securities dealers’ compensation will be as shown in the last column.

	Sales Charge	Sales Charge	Dealer Compensation
	as a % of	as a % of	as a % of
Your Investment	Offering Price	Your Investment*	Offering Price
Less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.25%	3.36%	3.00%
$250,000 but less than $500,000	2.25%	2.30%	2.00%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 and over	0.00%	0.00%	0.00%**
* Rounded to the nearest one-hundredth percent. ** The Advisor pays up to 0.75% of the Offering Price as compensation to dealers.

No initial sales charge applies to shares that you buy through reinvestment of dividends.

If you invest $1,000,000 or more in Class A shares, you do not pay an initial sales charge, and the Advisor compensates the selling dealer or other financial intermediary.  You may be charged a deferred sales charge of 0.75% if you redeem your shares within one year after purchase.  Shares acquired through reinvestment of distributions are not subject to a CDSC.  Your deferred sales charge will be based on the original cost of the shares if you redeem only a portion of your total shares.  If you redeem all of your shares, the deferred sales charge will be assessed on the lower of original cost or current market value.  In either case, shares not subject to a CDSC will be sold first.  The circumstances in which a deferred sales charge may be reduced or waived are included under the heading “Reduction or Waiver of Deferred Sales Charges Applicable to Class A and Class C Shares” in this section.

Investors qualifying for significantly reduced initial sales charges on Class A shares may find the initial sales charge alternative particularly attractive, because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class A shares, because over time the accumulated ongoing distribution and service fees on Class C shares may exceed the initial sales charges and lower distribution and service fees on Class A shares. In addition, the ongoing Class C distribution and service fees will cause Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the Class A shares.

A reduced or waived sales charge on a purchase of Class A shares may apply for:

•	Purchases under a Right of Accumulation or Letter of Intent;

•	Certain programs of selected securities dealers and other financial intermediaries that have an agreement with the Distributor or its affiliates;

•	Registered representatives (and their immediate family members as described below under “Right of Accumulation”) of brokers-dealers who act as selling agents; and

•	Certain defined contribution plans.

Investors may need to provide their broker-dealer with the information necessary to take full advantage of reduced or waived Class A sales charges.

Right of Accumulation

A Right of Accumulation permits you to pay the sales charge applicable to the current market value based on the maximum offer price of all shares you own in the Fund held at the financial intermediary at which you are making the current purchase. If the current purchase is made directly through the transfer agent, then only those shares held directly at the transfer agent may apply toward the right of accumulation. Shares held in the name of a nominee or custodian under pension, profit-sharing or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation. The following are relationships that, if held individually or in any combination within the group, can be aggregated: the individual; his/her spouse; his/her children under 21; any account that has the same social security number as the individual; his/her spouse and/or his/her children under 21. In order to receive a reduced sales charge, you must, at the time of purchase, provide sufficient information to permit verification that the purchase qualifies for the discount. All eligible shareholder names, account numbers and tax identification numbers, along with an indication of the relationship to the investor, must be included at the time of the initial purchase. The Right of Accumulation may be amended or terminated at any time.

HOTCHKIS AND WILEY FUNDS

SHAREHOLDER SERVICES

Letter of Intent

A Letter of Intent permits you to pay the sales charge that would be applicable if you add up all Class A shares of the Fund that you agree to buy within a 13-month period, starting with the first purchase pursuant to the Letter of Intent. The Letter of Intent is not a binding obligation to purchase any amount of Class A shares, but its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if you notify the transfer agent in writing of this intent within the 90-day period. The value of Class A shares of the Fund presently held, based on the maximum offer price, on the date of the first purchase under the Letter of Intent may be included as a credit toward the completion of the Letter, but the reduced sales charge applicable to the amount covered by the Letter will be applied only to new purchases. At the end of the 13-month period, if the total amount of shares does not equal the amount stated in the Letter of Intent, you will be notified and must pay the difference between the sales charge on the Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Class A shares equal to 5.0% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be at least 5.0% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to that further reduced percentage sales charge, but there will be no retroactive reduction of the sales charges on any previous purchase. Purchasers who may qualify for this further reduced sales charge must provide the transfer agent with sufficient information to permit confirmation of qualification. In order to execute a Letter of Intent, please contact the transfer agent at 1-866-HW-FUNDS (1-866-493-8637).

If you redeem Class A shares and within 60 days buy new Class A shares in the Fund and register the account in the same way as the redeemed shares, you will not pay a sales charge on the new purchase amount. The amount eligible for this “Reinstatement Privilege” may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial consultant, selected securities dealer, other financial intermediary or the transfer agent at 1-866-HW-FUNDS (1-866-493-8637).

You can find information about sales loads and breakpoints on the Fund’s website at www.hwcm.com and in the SAI, which is also available on the website.

Class C Shares

Currently, the Fund is not offering Class C shares to investors .

If you select Class C shares, you do not pay an initial sales charge at the time of purchase. However, the Distributor compensates the selling dealer or other financial intermediary. If you redeem your Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution and service fees of 1.00% each year under a distribution plan that the Fund has adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor uses the money that it receives from the distribution fees primarily to compensate financial consultants, selected securities dealers or other financial intermediaries who assist you in purchasing Fund shares and also to cover the costs of marketing and advertising. The service fees pay for personal services provided to shareholders and the maintenance of shareholder accounts.  Proceeds from the CDSC and the 1.00% Distribution Plan payments made in the first year after purchase are paid to the Distributor and are used in whole or in part by the Distributor to pay the Advisor for financing the 1.00% up-front commission to dealers who sell Class C shares.

Shareholders eligible to invest at net asset value ($1 million sales charge breakpoint discount) may not purchase Class C shares.

If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%.  Shares acquired through reinvestment of distributions are not subject to a CDSC.  Your deferred sales charge will be based on the original cost of the shares being redeemed.  Shares not subject to a CDSC will be sold first.  If you sell only some of your shares, shares not subject to a CDSC are sold first.  The circumstances in which a deferred sales charge may be reduced or waived are included under the heading “Reduction or Waiver of Deferred Sales Charges Applicable to Class A and Class C Shares” in this section.

HOTCHKIS AND WILEY FUNDS

SHAREHOLDER SERVICES

Your Class C shares convert automatically into Class A shares approximately eight years after purchase.  Class A shares are subject to lower annual expenses than Class C shares.  The conversion of Class C shares to Class A shares is not a taxable event for Federal income tax purposes.

Reduction or Waiver of Deferred Sales Charge Applicable to Class A and Class C Shares
The deferred sales charge relating to Class A and Class C shares may be reduced or waived in the following cases:

•	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2 years old;

•	Redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;

•
Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which Fund shares are held;

•	Redemptions resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;

•	Withdrawals through a Systematic Withdrawal Plan;

•	Certain qualified plans for which the Distributor does not pay upfront commissions to selected dealers; and

•	Redemptions of shares acquired through reinvestment of dividends and distributions.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES

The following chart summarizes how to buy, sell, transfer and exchange shares through your financial consultant, selected securities dealer, broker, investment adviser, service provider or other financial intermediary. Because the selection of a mutual fund involves many considerations, your financial consultant, selected securities dealer or other financial intermediary may help you with this decision. The Fund does not issue share certificates.

In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent if you need additional assistance with your application.

If we do not reasonably believe a customer’s identity, the account will be rejected or the customer will not be allowed to perform transactions until clarifying information is received. The Fund reserves the right to close the account within five (5) business days if such information is not received.

Shares of the Fund have not been registered for sale outside of the United States.

If You Want To	Your Choices	Information Important for You to Know
Buy Shares	First, select the share class appropriate for you.	Refer to the pricing of shares table on page 8. Be sure to read this Prospectus carefully.
Next, determine the amount of your investment.
The minimum initial investment is $2,500 ($1,000 for IRA or other individual retirement accounts). There is no minimum initial investment for retirement plans.  (The minimums for initial investments may be reduced or waived under certain circumstances.)
Financial advisors, broker dealers, bank trust departments, or other financial intermediaries offering asset allocation models or other fee based programs may have initial investment minimums of less than $2,500.  Consult your investment professional for the minimum initial investment specified by the program’s provider.

Have your financial consultant, selected securities dealer or other financial intermediary submit your purchase order.
The price of your shares is based on the next calculation of NAV after receipt of your order. Purchase orders received prior to the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern time) are priced at the NAV determined that day (plus applicable sales charges for Class A shares). Certain financial intermediaries, however, may require submission of orders prior to that time.
Purchase orders received after that time are priced at the NAV determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time. Certain financial intermediaries may charge a fee to process a purchase.

HOTCHKIS AND WILEY FUNDS

SHAREHOLDER SERVICES

If You Want To	Your Choices	Information Important for You to Know
Purchase through the transfer agent
Purchase By Mail
Send a completed account application along with a check payable to HOTCHKIS AND WILEY FUNDS to the following address:

(regular mail)
Hotchkis and Wiley Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

(overnight)
Hotchkis and Wiley Funds
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.
Checks must be drawn on a U.S. bank in U.S. dollars for the exact amount of the purchase.  You will receive the NAV (plus applicable sales charges for Class A shares) next determined after the transfer agent receives your check and completed application. The Fund will not accept payment in cash, money orders, and cashier’s checks in an amount less than $10,000, U.S. Treasury checks, credit card checks, traveler’s checks, starter checks, drafts or third party checks. The Fund is unable to accept post dated checks, post dated on-line bill pay checks or any conditional order or payment.  If your check does not clear, you will be charged a $25 service charge and for any other losses sustained by the Fund.

Purchase By Wire
If you are making your first investment in the Fund, before you wire funds, the transfer agent must have a completed account application.  You may mail or overnight deliver your account application to the transfer agent.  Upon receipt of your completed account application, the transfer agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your financial institution to send the wire.  Your financial institution must include the name of the Fund you are purchasing, the account number, and your name so that the wire may be correctly applied.  Your bank should transmit funds by wire to:
U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI  53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to HOTCHKIS AND WILEY FUNDS
[Name of Fund]
shareholder name and account number
Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Add to Your Investment	Purchase additional shares
The minimum investment for additional purchases is generally $100. (The minimums for additional purchases may be waived under certain circumstances.)
If you purchased your shares through the transfer agent, forms for additional contributions are included with your account statements or by calling 1-866-HW-FUNDS (1-866-493-8637). You may purchase additional shares via wire. Before sending your wire, please contact the transfer agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit of your wire.
Your financial consultant, selected securities dealer or other financial intermediary may also submit your order.

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge.
Participate in the automatic investment plan
You may invest a specific amount on a periodic basis through the transfer agent. The current minimum for such automatic investments is $100 (subsequent to the minimum initial investment). The minimum may be waived or revised under certain circumstances. To participate in the plan, your financial institution must be a member of the Automated Clearing House (“ACH”) network. You may change or terminate your participation in the plan at any time by notifying the transfer agent five (5) business days prior to your next transaction.   To change your financial institution, a signature guarantee may be required. If your financial institution rejects your transaction, the transfer agent will charge a $25 fee to your account. Selected securities dealers or other financial intermediaries may also offer automatic investment plans.

HOTCHKIS AND WILEY FUNDS

SHAREHOLDER SERVICES
If You Want To	Your Choices	Information Important for You to Know
Transfer Shares to Another Securities Dealer or Other Financial Intermediary	Transfer to a participating securities dealer or other financial intermediary
You may transfer your Fund shares to another selected securities dealer or other financial intermediary if authorized dealer agreements are in place between the Distributor and the transferring intermediary and the Distributor and the receiving intermediary. Certain shareholder services may not be available for all transferred shares. You may only purchase additional shares of the Fund previously owned before the transfer. All future trading of these assets must be coordinated by the receiving intermediary.

	Transfer to a non-participating securities dealer or other financial intermediary	You must either: • Transfer your shares to an account with the transfer agent or • Sell your shares, paying any applicable deferred sales charge.
Sell Your Shares	Have your financial consultant, selected securities dealer or other financial intermediary submit your sales order.
The price of your shares is based on the next calculation of NAV after receipt of your order. For your redemption request to be priced at the NAV on the day of your request (minus applicable deferred sales charges for Class A and Class C shares), you must submit your request to your selected securities dealer or other financial intermediary prior to that day’s close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern time).
Certain financial intermediaries, however, may require submission of orders prior to that time. Redemption requests received after that time are priced (less applicable deferred sales charges for Class A and Class C shares) at the NAV at the close of regular trading on the next business day. Certain financial intermediaries may charge a fee to process a sale of shares.
The Fund may reject an order to sell shares under certain circumstances permitted by the Securities and Exchange Commission, including during unusual market conditions or emergencies when the Fund can’t determine the value of its assets or sell its holdings.

Sell through the transfer agent
You may sell shares held at the transfer agent by writing to the transfer agent at the address on the back cover of this Prospectus. All shareholders on the account must sign the letter. A signature guarantee will generally be required, but may be waived, if your redemption proceeds (i) are more than $50,000, (ii) are sent to any person, address or bank account not on record, (iii) are sent to an address on record that has changed within 30 days, or (iv) are paid to a corporation, partnership, trust or fiduciary. A signature guarantee may be required when adding telephone redemption privileges or adding/changing automated financial institution instructions on an existing account or when ownership has changed on the account. In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances.  You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange or registered securities association. A notary public seal will not be acceptable. You may have to supply additional documentation at the request of the transfer agent, depending on the type of account. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election will generally be subject to a 10% withholding.
All requests received in good order by the transfer agent before the close of regular trading on the New York Stock Exchange (generally 4:00 pm Eastern time) will be processed that day and the proceeds will usually be sent the next day. You may have a check sent to the address of record, proceeds may be wired to your pre-determined financial institution account or proceeds may be sent via electronic funds transfer through the ACH network using instructions previously provided to the transfer agent for your account. There is a $15 fee for outgoing wire transfers. In all cases, proceeds will be processed within seven calendar days following a properly completed request. If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund or the transfer agent may delay mailing your proceeds. This delay will usually not exceed 12 days from the date of purchase.
You may also sell shares held at the transfer agent by telephone request if the amount being sold does not exceed $50,000 and if certain other conditions are met. Contact the transfer agent at 1-866-HW-FUNDS (1-866-493-8637) for details.

Sell Shares Systematically	Participate in the Fund’s Systematic Withdrawal Plan
You can choose to receive systematic payments from your Fund account either by check or through direct deposit to your financial institution account of at least $100 per payment if you have at least $10,000 in your account. You can generally arrange through the transfer agent or your selected securities dealer or other financial intermediary for systematic sales of shares of a fixed dollar amount as frequently as monthly, subject to certain conditions. Under either method, you should have dividends automatically reinvested.

The deferred sales charge is waived for systematic redemptions. Ask your financial intermediary or the transfer agent for details. Each withdrawal is a taxable event.

Exchange Your Shares	Select the Fund into which you want to exchange.
You can exchange your shares of the Fund for shares of another Fund subject to the policies and procedures adopted by the participating securities dealer or other financial intermediary and to the policies described below. The minimum exchange amount is $1,000. Exchanges are generally considered a sale for Federal income tax purposes.

HOTCHKIS AND WILEY FUNDS

SHAREHOLDER SERVICES

If You Want To	Your Choices	Information Important for You to Know

Each class of Fund shares is generally exchangeable for shares of the same class of another Fund, unless the Fund is closed or limited to new accounts.  Exchanges to closed Funds will not be permitted unless the exchange is being made into an existing Fund account.

For Class A and Class C shares, in an exchange between Funds, the holding period of the original Fund will be aggregated with the holding period of the current Fund when calculating a deferred sales charge at the redemption of those shares.

To exercise the exchange privilege, contact your financial consultant, selected securities dealer or other financial intermediary or call the transfer agent at 1-866-HW-FUNDS (1-866-493-8637).

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Redemption in Kind
The Fund reserves the right to pay redemption proceeds to shareholders with large accounts in securities instead of cash in certain circumstances.

Liquidating Small Accounts
Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account if the NAV of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts. A redemption of all of your shares in the Fund will generally be treated as a sale for Federal income tax purposes, and depending on the investor and type of account, may be subject to tax.

Right to Suspend Sales and Reject Purchase Orders
The Fund reserves the right to suspend the offering of shares at any time, and to reject a purchase order.

The Advisor and the Fund are dedicated to minimizing or eliminating short-term and/or active trading in the Fund. Purchases and exchanges of the Fund should be made for long-term investment purposes. Short-term or excessive trading into or out of the Fund may harm other shareholders in various ways, including disrupting portfolio management strategies, increasing brokerage and administrative costs, and causing the Fund to generate taxable gains. To protect the interests of the long-term shareholders of the Fund, the Board of Trustees has adopted the following policies and has authorized the Advisor to make adjustments to specific provisions in these policies as necessary to ensure their effectiveness. The Advisor will report any adjustments to these policies to the Board.

The Fund discourages frequent purchases and redemptions of Fund shares, whether for "market timing" or any other purpose. Accordingly, the Fund reserves the right to reject any purchase or exchange request for any reason, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may reject any purchase order, including an exchange, from any investor who, in the Advisor's opinion, has a pattern of short-term or excessive trading in the Fund or other mutual funds or whose trading has been disruptive to the Fund or other mutual funds.

The Fund monitors trading activity in a variety of ways. Active trading within a 30-day period will generally be questioned if the trades meet certain thresholds for materiality. However, the Fund may reject trades from any shareholder who the Fund believes is engaged in excessive trading, whether or not in violation of these guidelines. The Fund may consider trading patterns over a longer period than 30 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Fund considers the information available to it at the time and reserves the right to consider trading activity in multiple accounts under common ownership, control or influence. Additionally, these guidelines may be changed at any time without prior notice to shareholders.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund. Judgments related to the rejection of purchases and the banning of future trades are inherently subjective and involve some selectivity in their application. The Advisor will seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

HOTCHKIS AND WILEY FUNDS

SHAREHOLDER SERVICES

Persons engaged in excessive trading practices may use a variety of strategies to avoid detection, such as trading through multiple financial intermediaries or within omnibus accounts that pool transactions together in one account. The Fund may not be able to effectively monitor or detect excessive or short-term trading that occurs through financial intermediaries, particularly in an omnibus account. It is common for a substantial portion of Fund shares to be held in omnibus accounts. The Fund may not always be able to detect or curtail excessive or short-term trading in omnibus accounts, which may harm shareholders as described above.

In addition, the Fund attempts to limit exchanges in retirement plans, which often trade in omnibus accounts, to no more than one round-trip exchange per participant within a 30-day period. It is the responsibility of plan sponsors to communicate the Fund’s restrictions to plan participants and monitor and apply the exchange limitation. The exchange limits may be modified to conform to individual plan exchange limits, Department of Labor regulations and automated asset allocation or dollar-cost-averaging programs. Certain automated or pre-established exchange, asset allocation and dollar-cost-averaging programs may not be subject to these exchange limits.

The Distributor has entered into agreements with respect to financial advisers and other financial intermediaries that maintain omnibus accounts with the transfer agent pursuant to which such financial advisers and other financial intermediaries undertake to cooperate with the Advisor and the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading of the Fund’s shares through such accounts.  Certain plan recordkeepers may offer the Fund a menu of options designed to limit active trading.  These options may include blocking of exchanges or round-trip limitations for certain time periods.  Generally, the Fund prefers to implement buy blocks, whereby a participant who initiates a sale in the Fund would not be able to make a purchase for 30 days.  This limitation does not include payroll contributions, rollovers, loan transactions, automatic rebalancing or other similar transactions.  It may not be practical for each plan sponsor and/or recordkeeper to implement this systematic limitation or other short-term trading policies of the Fund.   The Fund will accept as adequate reasonable policies and procedures to detect and deter active trading even though those policies may not be as restrictive as those of the Fund.  Shareholders who own shares of the Fund through plan sponsors may request copies of such policies and procedures from those plan sponsors and/or recordkeepers.

For purposes of application of these policies, the Fund generally does not consider the following types of transactions to be active trading (unless significant in size or frequency of trades):

•	With respect to discretionary wrap programs, changes in investment models by research teams;
•	“Rebalancing” transactions by brokers or investment advisors to align accounts with target portfolios;
•	“Rebalancing” transactions by shareholders between taxable and non-taxable accounts;
•	Sales and purchases effected for the purpose of changing the class of Fund shares held;
•	Sales and purchases effected for the purpose of realizing tax gains/losses in order to offset other tax gains/losses; and
•	Sales and purchases effected by plan sponsors, recordkeepers or other intermediaries for various operational purposes.

HOW SHARES ARE PRICED

When you buy shares, you pay the NAV next determined after receipt of your order. This is the offering price. The NAV of a class of the Fund is the market value in U.S. dollars of the Fund’s net assets (i.e., assets less liabilities) attributable to that class, divided by the number of shares outstanding in that class. Expenses, including the fees payable to the Advisor, are accrued daily. Shares are also redeemed at their NAV. The Fund calculates its NAV (generally by using market quotations) each day the New York Stock Exchange is open as of the close of regular trading on the Exchange based on prices at the time of closing.

Regular trading on the Exchange generally closes at 4:00 p.m. Eastern time. The NAV used in determining your price is the next one calculated after your purchase or redemption order is received. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

Assets are valued primarily on the basis of market quotations as provided by independent pricing vendors.  Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services, which take into account appropriate factors such as institutionalized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.  If market quotations are not available, the Fund will use fair value.  The Fund has adopted fair valuation procedures for use in appropriate circumstances. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Instances where it may be necessary to fair value a security include, among others: outstanding voluntary corporate actions which have not yet converted to the new securities and significant events or actions occurring after the close of the relevant market but before the Fund calculates its NAVs. The Board of Trustees has delegated to the Advisor the authority to approve fair value determinations in any situation that would impact the Fund’s NAV by less than a penny per share.  If the proposed valuation would impact the Fund's NAV by a penny or more per share, then the Valuation Committee of the Board meets to determine an appropriate price. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.

HOTCHKIS AND WILEY FUNDS

SHAREHOLDER SERVICES

The Fund has authorized one or more financial intermediaries to receive on its behalf purchase and redemption orders. Such intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary’s authorized designee, receives the order. Customer orders will be priced at the NAV for the applicable class of the Fund (plus any applicable sales charge or minus any applicable deferred sales charge or redemption fee) next computed after they are received by an authorized intermediary or the intermediary’s authorized designee and accepted by the Fund. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Generally, Class A shares will have a higher NAV than Class C shares. Also, dividends paid on Class A shares will generally be higher than dividends paid on Class C shares because Class A shares have lower expenses.

DIVIDENDS AND TAXES

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class A and Class C shares are expected to be lower than dividends on Class I shares as a result of the distribution fees applicable to Class A and Class C shares. The Fund intends to declare income dividends daily and distribute them monthly to shareholders of record.  In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.  The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

Fund shares will normally begin to earn dividends on the business day after payment is received by the Trust. Fund shares will normally earn dividends through the date of redemption. Fund shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your shares at any time during the month, you will also receive all dividends earned through the date of redemption.  When you redeem only a portion of your shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

If you purchase and sell your shares through an intermediary, consult your intermediary to determine when your shares begin and stop accruing dividends; the information described above may vary.

Dividends and distributions may be reinvested automatically in shares of the Fund at NAV or may be taken in cash. If your account is with a selected securities dealer or other financial intermediary that has an agreement with the Fund, contact your dealer or intermediary about which option you would like. If your account is with the transfer agent and you would like to receive dividends in cash, contact the transfer agent. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the then current NAV and to reinvest all subsequent distributions.

You may be subject to Federal income tax on distributions from the Fund, whether you receive them in cash or additional shares.

If you redeem Fund shares or exchange them for shares of another Hotchkis and Wiley Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. Certain “qualifying dividend income” is taxed at the same rates as capital gains. Distributions from the Fund also may be subject to foreign, state and local income taxes.

HOTCHKIS AND WILEY FUNDS

SHAREHOLDER SERVICES

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.  Certain interest-related dividends and short-term capital gain dividends, as designated by the Fund, may be exempt from that tax.

By law, the Fund must withhold 28% of your dividends and redemption proceeds if the taxpayer identification number or social security number you have provided is incorrect.

This section summarizes some of the consequences under current Federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

HOTCHKIS AND WILEY FUNDS

The Management Team

MANAGEMENT OF THE FUND

The Advisor
Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, has been the Fund’s investment advisor since its inception. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are current and former employees of the Advisor, and Stephens-H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor was organized as an investment advisor in 1980 and had approximately $10 billion in investment company and other portfolio assets under management as of December 31, 2008.  The Advisor supervises and arranges the purchase and sale of securities held in the Fund’s portfolio.

The annual fee paid to the Advisor as a percentage of average net assets is 0.55% for the Fund.

The Advisor has agreed to make reimbursements so that the regular annual operating expenses of the Fund will be limited to 0.95% for Class A shares and 1.70% for Class C shares.  The Advisor has agreed to these expense limits through March 31, 2010, and will thereafter give shareholders at least 30 days’ notice if this reimbursement policy will change.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement will be available in the annual report to shareholders for the fiscal year ending June 30, 2009.

Portfolio Manager
Ray Kennedy, Portfolio Manager, has primary responsibility for making day-to-day investment decision for the Fund.  Mr. Kennedy has been the Fund’s portfolio manager since its inception.  Prior to joining the Advisor in 2008, Mr. Kennedy was Managing Director, Portfolio Manager and a senior member of PIMCO's investment strategy group where he managed high yield assets from 1996 to 2007.  Prior to that, he was at Prudential Insurance Company of America, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed income securities.  Prior to working for Prudential, he was a consultant for Andersen Consulting (now Accenture) in Los Angeles and London.  He holds a bachelor's degree from Stanford University and an M.B.A. from the Anderson Graduate School of Management at the University of California, Los Angeles.

Please see the SAI for more information about management of the Fund, including additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

No financial highlights are presented because the Fund had not commenced investment operations prior to the date of this Prospectus.

HOTCHKIS AND WILEY FUNDS

PRIVACY POLICY

The Hotchkis and Wiley Funds and Hotchkis and Wiley Capital Management, LLC recognize and respect the privacy of the Trust’s shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic information about you from one or more of the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose to third parties any nonpublic personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy policy applies to Hotchkis and Wiley Funds and Hotchkis and Wiley Capital Management, LLC.

This page is not part of the Prospectus.

PP-1

P R O S P E C T U S - C l a s s A a n d C l a s s C S h a r e s
INFORMATION ABOUT THE FUND

Advisor
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(213) 430-1000

Administrator, Fund Accountant and
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
1-866-HW-FUNDS (1-866-493-8637)

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202-5207

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

Please read this Prospectus before you invest in the Fund. Keep the Prospectus for future reference. You can get additional information about the Fund in:

– Statement of Additional Information – SAI
(incorporated by reference into, legally a part of, this Prospectus)

Additional information about the Funds will be available in:

– Annual Report
(contains a discussion of market conditions and investment strategies that significantly affected Fund performance)

– Semi-annual Report

To get this information and other information regarding the Funds free of charge or for shareholder questions, contact the Fund’s transfer agent.

The current SAI is available on the Funds’ website at www.hwcm.com.

Information about the Fund, including the SAI, annual report and semi-annual report, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., by calling (202) 551-8090 for information on the operation of the public reference room. This information is also available on the SEC’s website at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0213.

You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

Investment Company Act File #811-10487
CODE #HWF-PHAC-0309
The Hotchkis and Wiley Funds are distributed
by Quasar Distributors, LLC.

	NASDAQ	CUSIP

High Yield Class A	HWHAX	44134R727

High Yield Class C	pending	pending

P R O S P E C T U S - C l a s s I S h a r e s

March 31, 2009
As supplemented May 28, 2009

High Yield Fund

The Securities and Exchange Commission has not approved or disapproved these securities or the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Please find the Fund’s Privacy Policy inside the back cover of this Prospectus.

HOTCHKIS AND WIILEY FUNDS

Fund Facts

ABOUT THE FUND

What is the Fund’s investment objective and main investment strategies?

The Hotchkis and Wiley High Yield Fund’s (the “Fund”) investment objective is to seek high current income combined with the opportunity for capital appreciation to maximize total return.

The Fund normally invests at least 80% of its net assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forward contracts or derivatives such as options, futures contracts or swap agreements rated below investment grade (i.e., rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, determined by Hotchkis and Wiley Capital Management, LLC (the “Advisor”) to be of comparable quality).  The Fund may not invest more than 10% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Advisor to be of comparable quality. The Fund may also invest in investment grade fixed income instruments. The average portfolio duration of the Fund normally will vary within two years (plus or minus) of the duration of the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, which as of December 31, 2008 was 4.1 years. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security. The Fund also may invest up to 10% of its total assets in preferred stocks, including convertible preferreds.

Securities Selection
The Fund seeks high current income combined with the opportunity for capital appreciation to maximize total return.  The Fund’s investment objective is fundamental and may not be changed without shareholder approval.  The total return sought by the Fund consists of both income earned on the Fund’s investments and capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates, foreign currency appreciation or improving credit fundamentals for a particular market sector or security.

In selecting securities for the Fund, the Advisor develops an outlook for credit markets, interest rates, currency exchange rates and the economy, analyzes individual credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

The Advisor attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The Advisor identifies these areas by grouping bonds into sectors such as industry, quality and structure.  The Advisor also considers relative value in other bond sectors, such as money markets, governments, corporates, mortgages, asset-backed and international. Once investment opportunities are identified, the Advisor will shift assets among sectors and individual securities, depending upon changes in relative valuations and credit spreads. There is no guarantee that the Advisor’s security selection techniques will produce the desired results.

What are the main risks of investing in the Fund?

As with any mutual fund, the value of the Fund’s investments, and therefore the value of Fund shares, may go down.  Many factors can affect those values. The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.” The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are described in this section. The Fund may be subject to additional risks other than those described below because the types of investments made by the Fund can change over time. The section “Description of the Funds, Their Investments and Risks” in the Statement of Additional Information (“SAI”) also includes more information about the Fund, its investments and the related risks.  If the value of the Fund’s investments goes down, you may lose money.  We cannot guarantee that the Fund will achieve its investment objective or that the Fund’s performance will be positive for any period of time.

HOTCHKIS AND WILEY FUNDS
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FUND FACTS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund’s principal risks are listed below:

Interest Rate Risk
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

Credit Risk
The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk
The Fund’s investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may subject the Fund to greater levels of credit and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities.  These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Market Risk
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk
The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

HOTCHKIS AND WILEY FUNDS
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FUND FACTS

Liquidity Risk
Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

Derivatives Risk
Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various types of derivative instruments that the Fund may use are described in detail under “Description of the Funds, Their Investments and Risks” in the SAI. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage-Related and Other Asset-Backed Risk
Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Foreign (Non-U.S.) Investment Risk
The Fund may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Market Risk
Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk
If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

HOTCHKIS AND WILEY FUNDS
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FUND FACTS

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

Management Risk
The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Advisor and the portfolio manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Smaller Company Risk
The general risks associated with fixed income securities and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Portfolio Turnover
The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Percentage Investment Limitations
Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Credit Ratings and Unrated Securities
Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The SAI describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Rating restrictions are reviewed at time of purchase.  The Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase or the Fund’s minimum rating requirements. The Advisor does not rely solely on credit ratings, and may develop its own analysis of issuer credit quality.  The Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that the Fund invests in high yield and/or unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Temporary Defensive Investments
The Fund temporarily can invest up to 100% of its assets in short-term, investment grade bonds, money market mutual funds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing.

This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund.  As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of the Advisor and the individual portfolio manager. Please see “Description of the Funds, Their Investments and Risks” in the SAI for information about the securities and investment techniques and other strategies and techniques that may be used by the Fund.

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FUND FACTS

Who should invest?

The Fund may be an appropriate investment for you if you:

•	Are seeking to achieve income from a portfolio of high yield securities.

•	Are willing to accept loss of principal and increased volatility associated with a portfolio of high yield securities.

•	Are seeking to maximize total return through investments in a portfolio of high yield securities.

•	Are willing to accept the risk that the value of your investment may decline in order to seek total return.

•	Want a professionally managed portfolio.

RISK/RETURN SUMMARY

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year.  Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.  Performance information will be available after the Fund has been in operation for one calendar year.

HOTCHKIS AND WILEY FUNDS
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FUND FACTS

FEES AND EXPENSES

The Fund offers three different classes of shares. Only Class I shares are offered through this Prospectus. Class A and Class C shares are offered through a separate prospectus. Not everyone is eligible to buy Class I shares.

The table shows the different fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Future expenses may be greater or less than those indicated below.

Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (a):
Management Fees(b)	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses(c)	0.82%
Total Annual Fund Operating Expenses	1.37%
Expense Waiver/Reimbursement(b)	-0.67%
Net Annual Fund Operating Expenses(b)	0.70%

(a)
Certain securities dealers or other financial intermediaries may charge a fee to process a purchase or sale of shares. See “How to Buy Shares,” “How to Sell Shares” and “How to Exchange Shares.” Shareholders will be charged a fee by the Fund’s transfer agent for outgoing wire transfers, returned checks and stop payment orders.

(b)	The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses through March 31, 2010 to ensure that Net Annual Fund Operating Expenses do not exceed 0.70%.
(c)	Other Expenses are based on estimated amounts of expenses that the Fund expects to incur in its initial fiscal year.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same except for the expense reimbursement in effect for the first year, and then you redeem all of your shares at the end of those periods. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Fund	$ 72	$ 368*

*  This expense does not reflect the continuation beyond the first year of the contractual agreement between the Advisor and the Trust for the Fund that limits expenses incurred by the Fund.  This arrangement expires on March 31, 2010 and is renewable.

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FUND FACTS

ADDITIONAL INFORMATION

Each year the Fund will send investors an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your financial intermediary otherwise.

If you would like further information about the Fund, including how it invests, please see the SAI, which is available on the Fund’s website (www.hwcm.com).

The Fund’s complete portfolio holdings as of each month-end generally will be available on the last business day of the following month on the Fund’s website. This information will, at a minimum, remain on the Fund’s website until the Fund files its list of portfolio holdings on Form N-Q or Form N-CSR, as applicable, with the Securities and Exchange Commission for the relevant periods. A complete description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings can be found in the SAI.

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Shareholder Services

ABOUT CLASS I SHARES

Only Class I shares are offered through this Prospectus. Not everyone is eligible to buy Class I shares.  Other available classes of the Fund are offered through a separate prospectus.

Each class has its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class represents an ownership interest in the same investment portfolio as the other classes of shares of the Fund. If you qualify to purchase Class I shares, you should purchase them rather than any other class, since the other share classes have higher expenses than Class I shares.

The Fund’s shares are distributed by Quasar Distributors, LLC (the “Distributor”).

Investors may purchase Class I shares of the Fund at the net asset value per share of Class I (“NAV”) without a sales charge or other fee. Class I shares are offered primarily for direct investments by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund.

Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and “wrap account” or “managed fund” programs established with broker-dealers or financial intermediaries that maintain omnibus or pooled accounts for the Fund and do not require the Fund or the Advisor to pay an annual administrative or service fee greater than 0.25% generally may purchase Class I shares, subject to investment minimums.

The minimum initial investment for Class I shares is $1 million. The Advisor may waive the initial minimum in certain circumstances, including the following:

•	Transfers of shares from existing accounts if the registration or beneficial owner remains the same.

•	Employees of the Advisor and its affiliates and their families.

•	Employee benefit plans sponsored by the Advisor.

•	Certain wrap programs offered by financial intermediaries.

•	Trustees of the Hotchkis and Wiley Funds and their families.

•	Institutional clients of the Advisor.

•	Defined contribution plans of at least $30 million or defined contribution plans that the Advisor believes will reach the $1 million minimum within the first year.

•	The minimum initial investment for registered investment advisors purchasing shares for their clients through transaction fee programs is $250,000 per Fund.

Certain financial intermediaries that make the Fund’s shares available to their customers may charge fees in addition to those described in this Prospectus for providing certain services, including: marketing, distribution or other services intended to assist in the offer and sale of Fund shares; shareholder servicing activities; and/or sub-transfer agency services provided to individual shareholders or beneficial owners where a financial intermediary maintains omnibus accounts with the Fund’s transfer agent.  The compensation is discretionary and may be available only to selected selling and servicing agents.  The Advisor, the Distributor or their affiliates may pay all or a portion of those fees out of their own resources.  The amount of fees paid to a financial intermediary in any given year will vary and may be based on one or more factors, including a fixed amount, a fixed percentage rate, a financial intermediary’s sales of Fund shares, assets in Fund shares held by the intermediary’s customers, or other factors.  In addition, consistent with applicable regulations, the Advisor, the Distributor or their affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Fund; recreational activities; gifts; and/or other non-cash items.  See the SAI for a discussion of marketing and support payments and sub-transfer agency policies.

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SHAREHOLDER SERVICES

HOW TO BUY SHARES

Before making an initial investment in Class I shares, you should call the Advisor at 1-800-796-5606 to determine if you are eligible to invest in Class I. The Advisor will provide you with an account application and give you further instructions on how to invest. The Fund’s transfer agent must have received your completed application before you may make an initial investment.

In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent if you need additional assistance with your application.

If we do not reasonably believe a customer’s identity, the account will be rejected or the customer will not be allowed to perform transactions until clarifying information is received. The Fund reserves the right to close the account within five (5) business days if such information is not received.

Shares of the Fund have not been registered for sale outside of the United States.

Wire
Before you wire money, call 1-866-HW-FUNDS (1-866-493-8637) to notify the Fund of the wire to ensure proper credit when the wire is received. Instruct your bank to send the wire to the transfer agent at:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
For credit to U.S. Bancorp Fund Services, LLC
Account #112-952-137
For further credit to HOTCHKIS AND WILEY FUNDS
Hotchkis and Wiley High Yield Fund
[Shareholder name and account number]

Wires received by the transfer agent before the New York Stock Exchange closes (generally 4:00 p.m. Eastern time) receive that day’s NAV.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Mail
You also can invest by sending a check payable to HOTCHKIS AND WILEY FUNDS at the following address:

(regular mail)	(overnight)
Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

Checks must be drawn on a U.S. bank in U.S. dollars for the exact amount of the purchase. You will receive the NAV next determined after the transfer agent receives your check and completed account application. The transfer agent does not accept cash, money orders, cashier’s checks in amounts less than $10,000, U.S. Treasury checks, credit card checks, travelers’ checks, starter checks, drafts or third party checks. The transfer agent is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  If your check doesn’t clear, you will be charged for any loss sustained by the Fund and a $25 service charge. Forms for additional contributions by check or change of address are included with account statements, or you can request them by calling 1-866-HW-FUNDS (1-866-493-8637).

Automatic Investment Plan (“AIP”)
You may invest a specific amount on a periodic basis through the Fund’s transfer agent. The current minimum for such automatic investments is $100 (subsequent to the minimum initial investment). The minimum may be waived or revised under certain circumstances. To participate in the AIP, your financial institution must be a member of the Automated Clearing House (“ACH”) network. You may change or terminate your participation in the AIP at any time by notifying the transfer agent five (5) business days prior to your next transaction.   To change your financial institution, a signature guarantee may be required. If your financial institution rejects your transaction, the transfer agent will charge a $25 fee to your account. Selected securities dealers or other financial intermediaries may also offer automatic investment plans.

HOTCHKIS AND WILEY FUNDS
9

SHAREHOLDER SERVICES

Right to Suspend Sales and Reject Purchase Orders
The Fund reserves the right to suspend the offering of shares at any time, and to reject a purchase order.

The Advisor and the Fund are dedicated to minimizing or eliminating short-term and/or active trading in the Fund. Purchases and exchanges of the Fund should be made for long-term investment purposes. Short-term or excessive trading into or out of the Fund may harm other shareholders in various ways, including disrupting portfolio management strategies, increasing brokerage and administrative costs, and causing the Fund to generate taxable gains. To protect the interests of the Fund’s long-term shareholders, the Board of Trustees has adopted the following policies and has authorized the Advisor to make adjustments to specific provisions in these policies as necessary to ensure their effectiveness. The Advisor will report any adjustments to these policies to the Board.

The Fund discourages frequent purchases and redemptions of Fund shares, whether for "market timing" or any other purpose. Accordingly, the Fund reserves the right to reject any purchase or exchange request for any reason, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may reject any purchase order, including an exchange, from any investor who, in the Advisor's opinion, has a pattern of short-term or excessive trading in the Fund or other mutual funds or whose trading has been disruptive to the Fund or other mutual funds.

The Fund monitors trading activity in a variety of ways. Active trading within a 30-day period will generally be questioned if the trades meet certain thresholds for materiality. However, the Fund may reject trades from any shareholder who the Fund believes is engaged in excessive trading, whether or not in violation of these guidelines. The Fund may consider trading patterns over a longer period than 30 days and may take into account market conditions, the number of trades and the amount of the trades in making such determinations. In applying these policies, the Fund considers the information available to them at the time and reserves the right to consider trading activity in multiple accounts under common ownership, control or influence. Additionally, these guidelines may be changed at any time without prior notice to shareholders.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund. Judgments related to the rejection of purchases and the banning of future trades are inherently subjective and involve some selectivity in their application. The Advisor will seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

Persons engaged in excessive trading practices may use a variety of strategies to avoid detection, such as trading through multiple financial intermediaries or within omnibus accounts that pool transactions together in one account. The Fund may not be able to effectively monitor or detect excessive or short-term trading that occurs through financial intermediaries, particularly in an omnibus account. It is common for a substantial portion of Fund shares to be held in omnibus accounts. The Fund may not always be able to detect or curtail excessive or short-term trading in omnibus accounts, which may harm shareholders as described above.

In addition, the Fund attempts to limit exchanges in retirement plans, which often trade in omnibus accounts, to no more than one round-trip exchange per participant within a 30-day period. It is the responsibility of plan sponsors to communicate the Fund’s restrictions to plan participants and monitor and apply the exchange limitation. The exchange limits may be modified to conform to individual plan exchange limits, Department of Labor regulations and automated asset allocation or dollar-cost-averaging programs. Certain automated or pre-established exchange, asset allocation and dollar-cost-averaging programs may not be subject to these exchange limits.

The Distributor has entered into agreements with respect to financial advisers and other financial intermediaries that maintain omnibus accounts with the transfer agent pursuant to which such financial advisers and other financial intermediaries undertake to cooperate with the Advisor and the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading of the Fund’s shares through such accounts.  Certain plan recordkeepers may offer the Fund a menu of options designed to limit active trading.  These options may include blocking of exchanges or round-trip limitations for certain time periods.  Generally, the Fund prefers to implement buy blocks, whereby a participant who initiates a sale in the Fund would not be able to make a purchase for 30 days.  This limitation does not include payroll contributions, rollovers, loan transactions, automatic rebalancing or other similar transactions.  It may not be practical for each plan sponsor and/or recordkeeper to implement this systematic limitation or other short-term trading policies of the Fund.   The Fund will accept as adequate reasonable policies and procedures to detect and deter active trading even though those policies may not be as restrictive as those of the Fund.  Shareholders who own shares of the Fund through plan sponsors may request copies of such policies and procedures from those plan sponsors and/or recordkeepers.

HOTCHKIS AND WILEY FUNDS
10

SHAREHOLDER SERVICES

For purposes of application of these policies, the Fund generally does not consider the following types of transactions to be active trading (unless significant in size or frequency of trades):

•	With respect to discretionary wrap programs, changes in investment models by research teams;
•	“Rebalancing” transactions by brokers or investment advisors to align accounts with target portfolios;
•	“Rebalancing” transactions by shareholders between taxable and non-taxable accounts;
•	Sales and purchases effected for the purpose of changing the class of Fund shares held;
•	Sales and purchases effected for the purpose of realizing tax gains/losses in order to offset other tax gains/losses; and
•	Sales and purchases effected by plan sponsors, recordkeepers or other intermediaries for various operational purposes.

General
The Fund may accept orders from certain qualified institutions, with payment made to the Fund at a later time. The Advisor is responsible for ensuring that such payment is made on a timely basis. An institution which makes such a purchase for an investor may charge the investor a reasonable service fee.  The Fund does not issue share certificates.

HOW TO SELL SHARES

Mail
You can redeem shares (sell them back to the Fund) by sending us a letter that includes:
• The Fund’s name;
• Your account name;
• Your account number;
• The number of shares or dollar amount you want to redeem; and
• Signatures of all registered owners with signatures guaranteed (if applicable).
Send your request to:

(regular mail)	(overnight)
Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

The redemption request will not be accepted unless it contains all required documents in proper form, as described below. If the request is in proper form, the shares will be sold at the NAV next determined after the transfer agent or an authorized financial intermediary or its designee receives the request.

Telephone
You can also redeem by telephone. Call 1-866-HW-FUNDS (1-866-493-8637) and tell us:

• Your account name;
• Your account number; and
• Dollar amount or number of shares you want to redeem ($1,000 minimum).

HOTCHKIS AND WILEY FUNDS
11

SHAREHOLDER SERVICES

We will send you a check to the address in our records, wire the proceeds to your pre-determined bank account or electronically transfer the proceeds through the ACH network using instructions previously provided to the transfer agent. In all cases, proceeds will be processed within seven calendar days following receipt of a properly completed request. There is a $15 fee for outgoing wire transfers. To redeem shares by telephone, you must have filled out an account application for this privilege. In order to arrange for the telephone redemption option after your account has been established or to change your financial institution account or address designated to receive redemption proceeds, a written request must be sent to the transfer agent. The request must be signed by each account holder and may require a signature guarantee.

In electing a telephone redemption, the investor authorizes the Fund and the transfer agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by the Fund or the transfer agent to be genuine. Neither the Fund nor the transfer agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Systematic Withdrawal Plan
You can choose to receive systematic payments from your Fund account either by check or through direct deposit to your financial institution account of at least $100 per payment if you have at least $10,000 in your account. You can generally arrange through the transfer agent or your selected securities dealer or other financial intermediary for systematic sales of shares of a fixed dollar amount as frequently as monthly, subject to certain conditions. Under either method, you must have dividends automatically reinvested.

Ask your financial intermediary or the transfer agent for details. Each withdrawal is a taxable event.

Proper Form
Signature Guarantee

A signature guarantee will generally be required, but may be waived, if:

•     You redeem more than $50,000;
•	Your redemption proceeds are sent to any person, address or bank account not on record;

•	A change of address was received by the transfer agent within the last 30 days;

•     Your proceeds are paid to a corporation, partnership, trust or fiduciary;
•     The ownership is changed on your account;
•     You establish or modify certain services on an account.

In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances.

You can get a signature guarantee from:
• A bank which is a member of the FDIC;
• A trust company;
• A member firm of a national securities exchange; or
• Another eligible guarantor institution.
A guarantee must be signed by an authorized signatory of the guarantor institution and include the words “Signature Guaranteed.” We will not accept signature guarantees from notaries public. Additional documents may be needed from corporations or other organizations, fiduciaries or anyone other than the shareholder of record.

IRA or Other Retirement Plan Redemptions
Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election will generally be subject to a 10% withholding.

HOTCHKIS AND WILEY FUNDS
12

SHAREHOLDER SERVICES

Delays in Redeeming Shares
At certain times when allowed by the Securities and Exchange Commission, we may reject a redemption request or delay sending your check or wiring your redemption proceeds, including during unusual market conditions or emergencies when a Fund can’t determine the value of its assets or sell its holdings.

Payments
If you recently bought shares with a check, the Fund may delay payment of redemption proceeds until the transfer agent is reasonably satisfied that the check has cleared. This may take up to 12 calendar days from the date of purchase.

Redemption in Kind
The Fund reserves the right to pay redemption proceeds to shareholders with large accounts in securities instead of cash in certain circumstances.

Liquidating Small Accounts
Because of the high cost of maintaining smaller shareholder accounts, the Fund may redeem the shares in your account if the NAV of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts. A redemption of all of your shares in the Fund will generally be treated as a sale for Federal income tax purposes, and depending on the investor and type of account, may be subject to tax.

HOW TO EXCHANGE SHARES

You can exchange Class I shares of the Fund for Class I shares of another Hotchkis and Wiley Fund subject to a $1,000 minimum. Any shares exchanged are subject to policies described on pages 10 – 11.  Exchanges are generally considered a sale for Federal income tax purposes.

Mail
You can exchange shares by sending us a letter that includes:
• Your account name;
• Your account number;
• The dollar amount or number of shares you want to exchange;
• The Fund you want to sell and the Fund you want to buy; and
• Signatures of all account owners.

Send your request to:

(regular mail)	(overnight)
Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hotchkis and Wiley Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Telephone
You can exchange shares by calling us at 1-866-HW-FUNDS (1-866-493-8637) as long as you have notified us ahead of time that you want this privilege. See “How to Sell Shares.”

HOTCHKIS AND WILEY FUNDS
13

SHAREHOLDER SERVICES

HOW SHARES ARE PRICED

When you buy shares, you pay the NAV next determined after receipt of your order. This is the offering price. The NAV of a class of the Fund is the market value in U.S. dollars of the Fund’s net assets (i.e., assets less liabilities) attributable to that class, divided by the number of shares outstanding in that class. Expenses, including the fees payable to the Advisor, are accrued daily. Shares are also redeemed at their NAV. The Fund calculates its NAV (generally by using market quotations) each day the New York Stock Exchange is open as of the close of regular trading on the Exchange based on prices at the time of closing. Regular trading on the Exchange generally closes at 4:00 p.m. Eastern time. The NAV used in determining your price is the next one calculated after your purchase or redemption order is received. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

Assets are valued primarily on the basis of market quotations as provided by independent pricing vendors.  Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services, which take into account appropriate factors such as institutionalized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.  If market quotations are not available, the Fund will use fair value.  The Fund has adopted fair valuation procedures for use in appropriate circumstances. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Instances where it may be necessary to fair value a security include, among others: outstanding voluntary corporate actions which have not yet converted to the new securities and significant events or actions occurring after the close of the relevant market but before the Fund calculates its NAVs. The Board of Trustees has delegated to the Advisor the authority to approve fair value determinations in any situation that would impact the Fund’s NAV by less than a penny per share.  If the proposed valuation would impact the Fund's NAV by a penny or more per share, then the Valuation Committee of the Board meets to determine an appropriate price. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when received in proper form by the intermediary or designee and the order will receive the NAV next computed by the Fund after such receipt. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

DIVIDENDS AND TAXES

The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Class A and Class C shares are expected to be lower than dividends on Class I shares as a result of the distribution fees applicable to Class A and Class C shares. The Fund intends to declare income dividends daily and distribute them monthly to shareholders of record.  In addition, the Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.  The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

Fund shares will normally begin to earn dividends on the business day after payment is received by the Trust. Fund shares will normally earn dividends through the date of redemption. Fund shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your shares at any time during the month, you will also receive all dividends earned through the date of redemption.  When you redeem only a portion of your shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.

If you purchase and sell your shares through an intermediary, consult your intermediary to determine when your shares begin and stop accruing dividends; the information described above may vary.

Dividends and distributions may be reinvested automatically in shares of the Fund at NAV or may be taken in cash. If your account is with a selected securities dealer or other financial intermediary that has an agreement with the Fund, contact your dealer or intermediary about which option you would like. If your account is with the transfer agent and you would like to receive dividends in cash, contact the transfer agent. If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder’s account at the then current NAV and to reinvest all subsequent distributions.

HOTCHKIS AND WILEY FUNDS
14

SHAREHOLDER SERVICES

You may be subject to Federal income tax on distributions from the Fund, whether you receive them in cash or additional shares.

If you redeem Fund shares or exchange them for shares of another Hotchkis and Wiley Fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to Federal income tax. Capital gains are generally taxed at different rates than ordinary income dividends. Certain “qualifying dividend income” is taxed at the same rates as capital gains. Distributions from the Fund also may be subject to foreign, state and local income taxes.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.  Certain interest-related dividends and short-term capital gain dividends, as designated by the Fund, may be exempt from that tax.

By law, the Fund must withhold 28% of your dividends and redemption proceeds if the taxpayer identification number or social security number you have provided is incorrect.

This section summarizes some of the consequences under current Federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Fund under all applicable tax laws.

HOTCHKIS AND WILEY FUNDS
15

The Management Team

MANAGEMENT OF THE FUND

The Advisor
Hotchkis and Wiley Capital Management, LLC, 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017-5439, has been the Fund’s investment advisor since its inception. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are current and former employees of the Advisor, and Stephens-H&W, LLC, a limited liability company whose primary member is SF Holding Corp., which is a diversified holding company. The Advisor was organized as an investment advisor in 1980 and had approximately $10 billion in investment company and other portfolio assets under management as of December 31, 2008.  The Advisor supervises and arranges the purchase and sale of securities held in the Fund’s portfolio.

The annual fee paid to the Advisor as a percentage of average net assets is 0.55% for the Fund.

The Advisor has agreed to make reimbursements so that the regular annual operating expenses of the Fund will be limited to 0.70%.  The Advisor has agreed to these expense limits through March 31, 2010, and will thereafter give shareholders at least 30 days’ notice if this reimbursement policy will change.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement will be available in the annual report to shareholders for the fiscal year ending June 30, 2009.

Portfolio Manager
Ray Kennedy, Portfolio Manager, has primary responsibility for making day-to-day investment decision for the Fund.  Mr. Kennedy has been the Fund’s portfolio manager since its inception.  Prior to joining the Advisor in 2008, Mr. Kennedy was Managing Director, Portfolio Manager and a senior member of PIMCO's investment strategy group where he managed high yield assets from 1996 to 2007.  Prior to that, he was at Prudential Insurance Company of America, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed income securities.  Prior to working for Prudential, he was a consultant for Andersen Consulting (now Accenture) in Los Angeles and London.  He holds a bachelor's degree from Stanford University and an M.B.A. from the Anderson Graduate School of Management at the University of California, Los Angeles.

Please see the SAI for more information about management of the Fund, including additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

No financial highlights are presented because the Fund had not commenced investment operations prior to the date of this Prospectus.

HOTCHKIS AND WILEY FUNDS
16

PRIVACY POLICY

The Hotchkis and Wiley Funds and Hotchkis and Wiley Capital Management, LLC recognize and respect the privacy of the Trust’s shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic information about you from one or more of the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose to third parties any nonpublic personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

This privacy policy applies to Hotchkis and Wiley Funds and Hotchkis and Wiley Capital Management, LLC.

This page is not part of the Prospectus.

PP-1

P R O S P E C T U S - C l a s s I S h a r e s
INFORMATION ABOUT THE FUND

Advisor
Hotchkis and Wiley Capital Management, LLC
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
(213) 430-1000

Administrator, Fund Accountant and
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207
1-866-HW-FUNDS (1-866-493-8637)

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, California 90071

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202-5207

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

Please read this Prospectus before you invest in the Fund. Keep the Prospectus for future reference. You can get additional information about the Fund in:

– Statement of Additional Information – SAI
(incorporated by reference into, legally a part of, this Prospectus)

Additional information about the Funds will be available in:

– Annual Report
(contains a discussion of market conditions and investment strategies that significantly affected Fund performance)

– Semi-annual Report

To get this information and other information regarding the Funds free of charge or for shareholder questions, contact the Fund’s transfer agent.

The current SAI is available on the Funds’ website at www.hwcm.com.

Information about the Fund, including the SAI, annual report and semi-annual report, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., by calling (202) 551-8090 for information on the operation of the public reference room. This information is also available on the SEC’s website at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0213.

You should rely only on the information contained in this Prospectus when deciding whether to invest. No one is authorized to provide you with information that is different.

Investment Company Act File #811-10487
CODE #HWF-PHAC-0309
The Hotchkis and Wiley Funds are distributed
by Quasar Distributors, LLC.

	NASDAQ	CUSIP

High Yield Class I	HWHIX	44134R735